Financial performance, Impairment Write-off (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial performance [Abstract]
Exploration expenditure written off	$ (31)	$ (45)	$ (17)
Total impairment	$ (31)	$ (45)	$ (17)